Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Continuing operations
Revenue	$ 5,625,124	$ 905,049
Cost of sales	(5,152,543)	(1,048,354)
Other income	495,468
Research and development expense	(1,772,273)	(1,351,217)	(985,158)
Marketing expense	(643,060)	(256,421)	(105,060)
Administrative expense	(7,522,850)	(4,808,655)	(2,523,230)
Other operating expense	(72,717)	(94,207)	(38,985)
Loss from operations	(9,042,851)	(6,653,805)	(3,652,433)
Financial costs	(1,165,418)	(160,035)	(2,130)
Other financial results	1,868,964	1,030,525	(872,342)
Transaction expenses		(3,535,046)
Share based payment cost of listing shares		(42,705,061)
Gain/(loss) investment in associates	(19,940)
Net loss before Income tax	(8,359,245)	(52,023,422)	(4,526,905)
Income tax benefit	1,046,985	234,542
Net loss for the year	$ (7,312,260)	$ (51,788,880)	$ (4,526,905)
Basic loss per share (in Dollars per share)	$ (0.19)	$ (1.5)	$ (0.15)
Diluted loss per share (in Dollars per share)	$ (0.19)	$ (1.5)	$ (0.15)
Items that may be reclassified to profit or loss:
Foreign exchange differences on translation of foreign operations	$ 107,597	$ 18,112
Total other comprehensive income	107,597	18,112
Total comprehensive loss for the year	$ (7,204,663)	$ (51,770,768)	$ (4,526,905)